Other non-current assets	12 Months Ended
Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets
Other non-current assets

(In US$ millions)	December 31, 2014	December 31, 2013
Deferred charges – long-term portion	70.8	2.3
Mobilization revenue receivable - long-term portion	150.6	43.7
Favorable contract – long-term portion	225.6	—
Total other non-current assets	447.0	46.0

The Mobilization revenue receivable - long-term portion and Favorable contracts to be amortized - long-term portion consists of the mobilization receivable and favorable contracts acquired with the West Vela and West Auriga from Seadrill.